UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  028-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

  /s/   Sindy Jagger     Toronto, Canada     July 23, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    60

Form 13F Information Table Value Total:    $155,495 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTAGE OIL & GAS LTD        COM              00765F101     1187   203000          SOLE                   203000        0        0
AGNICO EAGLE MINES LTD         COM              008474108     5315    87275          SOLE                    87275        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108      363     6100          SOLE                     6100        0        0
ALTERRA CAPITAL HOLDINGS LIM   COM              G0229R108      188    10000          SOLE                    10000        0        0
APPLE INC                      COM              037833100     1006     4000          SOLE                     4000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     8011   557450          SOLE                   557450        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100    10633   430645          SOLE                   430645        0        0
BARRICK GOLD CORP              COM              067901108     4059    89080          SOLE                    89080        0        0
BAXTER INTL INC                COM              071813109     1528    37600          SOLE                    37600        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1680       14          SOLE                       14        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     1494    18747          SOLE                    18747        0        0
BROOKFIELD INFRAST PARTNERS    LP INT UNIT      G16252101      568    35800          SOLE                    35800        0        0
CITIGROUP INC                  COM              172967101      629   167270          SOLE                   167270        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407      477    25000          SOLE                    25000        0        0
CVS CAREMARK CORPORATION       COM              126650100    10335   352500          SOLE                   352500        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     4414   373400          SOLE                   373400        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     1352    10300          SOLE                    10300        0        0
GOOGLE INC                     CL A             38259P508     3115     7000          SOLE                     7000        0        0
HARMAN INTL INDS INC           COM              413086109      209     7000          SOLE                     7000        0        0
IESI BFC LTD                   COM              44951D108      601    30000          SOLE                    30000        0        0
INTEL CORP                     COM              458140100     3343   171890          SOLE                   171890        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      503     4073          SOLE                     4073        0        0
INTERNATIONAL RECTIFIER CORP   COM              460254105      261    14000          SOLE                    14000        0        0
ISHARES TR INDEX               BARCLY USAGG B   464287226      313     2919          SOLE                     2919        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465      526    11300          SOLE                    11300        0        0
JOHNSON & JOHNSON              COM              478160104     1746    29565          SOLE                    29565        0        0
JPMORGAN CHASE & CO            COM              46625H100     7192   196440          SOLE                   196440        0        0
KAR AUCTION SVCS INC           COM              48238T109     7657   619000          SOLE                   619000        0        0
KINETIC CONCEPTS INC           COM NEW          49460W208     5444   149100          SOLE                   149100        0        0
MANULIFE FINL CORP             COM              56501R106    10392   713240          SOLE                   713240        0        0
MARSHALL & ILSLEY CORP NEW     COM              571837103      467    65000          SOLE                    65000        0        0
MERCER INTL INC                COM              588056101      199    50000          SOLE                    50000        0        0
MERIT MED SYS INC              COM              589889104     2571   160000          SOLE                   160000        0        0
MICROSOFT CORP                 COM              594918104     3085   134085          SOLE                   134085        0        0
MORGAN STANLEY                 COM NEW          617446448      887    38200          SOLE                    38200        0        0
OPPENHEIMER HLDGS INC          CL A NON VTG     683797104      599    25000          SOLE                    25000        0        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509     2086   227300          SOLE                   227300        0        0
PFIZER INC                     COM              717081103     4027   282380          SOLE                   282380        0        0
POTASH CORP SASK INC           COM              73755L107     1576    18230          SOLE                    18230        0        0
PROSHARES TR                   PSHS ULSHRUS2000 74347R834     1042    45000          SOLE                    45000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     2298    61000          SOLE                    61000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297     3044    85800          SOLE                    85800        0        0
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875     2404   120000          SOLE                   120000        0        0
QUALCOMM INC                   COM              747525103    10266   312800          SOLE                   312800        0        0
REGIS CORP MINN                COM              758932107      156    10000          SOLE                    10000        0        0
RESEARCH IN MOTION LTD         COM              760975102     1613    32745          SOLE                     6345        0        0
ROGERS COMMUNICATIONS INC      CL B             775109200      207     6306          SOLE                     6306        0        0
STATE STR CORP                 COM              857477103    13978   413300          SOLE                   413300        0        0
STIFEL FINL CORP               COM              860630102      846    19500          SOLE                    19500        0        0
SUN LIFE FINL INC              COM              866796105      250     9477          SOLE                     9477        0        0
SUNCOR ENERGY INC NEW          COM              867224107     2545    86137          SOLE                    86137        0        0
SUSQUEHANNA BANCSHARES INC P   COM              869099101      383    46000          SOLE                    46000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108      172    11050          SOLE                    11050        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      811    15600          SOLE                    15600        0        0
TOYOTA MOTOR CORP              SP ADR REP2COM   892331307      274     4000          SOLE                     4000        0        0
TRANSCANADA CORP               COM              89353D107     2986    88912          SOLE                    88912        0        0
VALLEY NATL BANCORP            COM              919794107      286    21000          SOLE                    21000        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      512    17500          SOLE                    17500        0        0
WELLS FARGO & CO NEW           COM              949746101     1168    45621          SOLE                    45621        0        0
ZIONS BANCORPORATION           COM              989701107      216    10000          SOLE                    10000        0        0